Finance income/(expenses), net (Tables)	6 Months Ended
Jun. 30, 2024
Finance Income (Expense) [Abstract]
Disclosure of detailed information about finance income (cost)

	Six months ended June 30,
in € thousand	2024	2023
FINANCE INCOME
Interest income from other parties	787	504
TOTAL FINANCE INCOME	787	504
FINANCE EXPENSES
Interest expense on loans	(11,296)	(5,623)
Interest expense on refund liabilities	(266)	(2,615)
Interest expenses on lease liabilities	(418)	(619)
Other interest expense	(2)	(22)
TOTAL FINANCE EXPENSES	(11,981)	(8,879)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	(1,652)	4,517
FINANCE INCOME/(EXPENSES), NET	(12,845)	(3,858)